Income taxes - Narrative (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Income Tax Disclosure [Abstract]
Deferred tax assets, non-capital operating loss carryforwards	$ 40,367
Non-capital losses for income tax purposes	$ 175,509